Summary of Significant Accounting Policies (Details Narrative) (10-K) - USD ($)	3 Months Ended		5 Months Ended	6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2018	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Jul. 31, 2018
Cash	$ 270,304	$ 83,786	$ 12,456	$ 270,304	$ 83,786	$ 6,703
Current assets	800,680		118,525	800,680		646,956
Current liabilities	5,361,973		1,168,501	5,361,973		4,667,759
Loan payable to related party						3,312,000
Stockholder's equity	367,685	(1,015,013)	(300,051)	367,685	(1,015,013)	642,324
Net income (loss)	$ (1,138,413)	$ (426,208)		(2,118,211)	(1,102,961)
Net cash used in operating activities				$ (246,812)	$ (658,601)
Unamortized deferred financing costs			46,556			213,733
Successor [Member]
Stockholder's equity			(300,051)			642,324	$ 57,855
Net income (loss)			(1,155,286)			(3,495,481)
Net cash used in operating activities			$ (141,469)			$ (373,934)
Successor [Member] | Minimum [Member]
Estimated useful lives of intangible assets						3 years
Successor [Member] | Maximum [Member]
Estimated useful lives of intangible assets						20 years